Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38737
Entity Address, Address Line One	9F, Ruihai Building,
Entity Address, Address Line Two	No. 21 Yangfangdian Road
Entity Address, Address Line Three	Haidian District
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100038
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
Security Exchange Name	NASDAQ
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	TuanChe Ltd
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001743340
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Amendment Flag	false
Trading Symbol	TC
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs
Auditor Firm ID	5395
Auditor Location	New York, NY
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	9F, Ruihai Building
Entity Address, Address Line Two	No. 21 Yangfangdian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100038
Entity Address, Country	CN
Contact Personnel Email Address	wenwei@tuanche.com
Contact Personnel Name	Wei Wen
City Area Code	86-10
Local Phone Number	6398-2942
Common Class A [Member]
Document and Entity Information
Entity Common Stock, Shares Outstanding	355,444,451
Common Class B [Member]
Document and Entity Information
Entity Common Stock, Shares Outstanding	55,260,580